CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 763	$ 899	$ 0
Accounts receivable, net of allowance for doubtful accounts	0	13	13
Inventory, net of reserves	51	48	114
Other current assets	41	70	69
Total current assets	855	1,030	196
NONCURRENT ASSETS:
Property and equipment, net	1	0	21
Lease asset-right, net of amortization	86	132	0
Other assets	0	18	19
Total noncurrent assets	87	150	40
Total assets	942	1,180	236
CURRENT LIABILITIES:
Note payable in default, related parties	2	349	334
Note payable in default	307	427	366
Short-term notes payable	1	380	225
Short-term notes payable, related parties	0	646	674
Short-term notes payable, related parties, past due	53	0
Convertible note, past due	1,828	0
Convertible notes in default	432	2,915	2,778
Short-term convertible notes payable	33	73	0
Short-term convertible notes payable, related parties	0	513	380
Accounts payable	2,791	2,897	3,013
Accounts payable, related parties	125	136	0
Accrued liabilities	2,871	3,235	3,156
Subscription receivable	0	635	0
Current portion of lease liability	86	103	0
Deferred revenue	101	101	66
Total current liabilities	8,630	12,410	10,992
LONG-TERM LIABILITIES:
Warrants, at fair value	7,576	5,092	4,728
Lease liability	0	29	0
Long-term debt	50	0
Long-term convertible notes payable, net	525	15	0
Long-term debt-related parties	584	569	340
Total long-term debt	8,735	5,705	5,068
Total liabilities	17,365	18,115	16,060
Commitments & contingencies (Note 7)
STOCKHOLDERS' DEFICIT:
Common stock	3,403	3,394	2,877
Additional paid-in capital	121,975	118,552	118,259
Treasury stock, at cost	(132)	(132)	(132)
Accumulated deficit	(143,604)	(139,555)	(137,634)
Total stockholders' deficit	(16,423)	(16,935)	(15,824)
Total liabilities and stockholders' deficit	942	1,180	236
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	105	105	105
Series C-1 Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	170	170	170
Series C-2 Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	531	531	$ 531
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	276	0
Series E Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Convertible preferred stock	$ 853	$ 0